Employee Benefit and Equity Plans - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Employees Person $ / shares shares	Mar. 31, 2015 USD ($) Person shares	Dec. 31, 2015 USD ($) Entity Employees $ / shares shares	Dec. 31, 2014 USD ($) Entity $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of option issued to purchase common stock | shares	851,422	80,000	80,000
Stock options exercised | shares	0	0		46,526	49,166
Tax benefit	$ 0	$ 0		$ 100,000	$ 200,000
Outstanding weighted average remaining term (in years)	5 years 6 months		2 years 9 months 18 days	2 years 10 months 24 days
Weighted average remaining term of options exercisable (in years)	1 year 10 months 24 days		2 years 1 month 6 days
Aggregate intrinsic value of options outstanding	$ 0
Aggregate intrinsic value of options exercisable	0
Unrecognized compensation expense	500,000		$ 100,000
Restricted Stock or Unit Expense	$ 1,500,000	$ 2,500,000
Employer contribution to the plan			$ 800,000	$ 900,000	700,000
Intrinsic value of stock options exercised				$ 300,000	400,000
Expected Dividend Yield			0.00%	0.00%
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of employees | Employees	29		3
Share-based compensation				$ 100,000	$ 200,000
Stock Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period for outstanding stock options			5 years
Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period for outstanding stock options			10 years
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense	$ 3,600,000		$ 4,500,000
Common stock issued by compensation committee | shares	420,901	1,336,295	2,236,839	131,610	981,544
Number of employees subjected to issuance of common stock | Person	22	126
Number of non employee contractor subject to issuance of common stock | Person		1
Fair value of TSR awards of per share estimated on date of grant | $ / shares	$ 1.67		$ 3.35	$ 8.76	$ 16.03
Share-based compensation		$ 3,000,000	$ 6,400,000	$ 5,800,000	$ 5,100,000
Vested stock | shares	142,516		606,359	595,085	182,994
Unrecognized compensation expense weighted average period, in years	1 year 6 months		1 year 8 months 12 days
Number of companies in peer group | Entity			15	13
Expected Dividend Yield			0.00%
Total fair value of stock awards vested in period			$ 2,000,000	$ 7,700,000
Restricted Stock | Certain Performance Factors Waived
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested stock | shares	235,573	189,872
2007 Long Term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for issuance | shares			5,979,470
Shares available for grant | shares			1,144,297	2,825,260
TSR | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of TSR awards of per share estimated on date of grant | $ / shares	$ 0.00		$ 2.56	$ 10.15	$ 12.59